Stock-based Compensation - Shares Reserved for Future Influence (Details) - shares	Apr. 24, 2026	Mar. 31, 2026	Apr. 25, 2025
Class of Stock [Line Items]
Shares underlying stock options issued and outstanding	987,000		0
Shares authorized for future equity award grants	32,031,000
Total	46,069,000
RSUs and PSUs
Class of Stock [Line Items]
Shares other than options outstanding	4,627,000
ESPP
Class of Stock [Line Items]
Shares other than options outstanding	8,424,000
Total		8,424,400